Loans Serviced for Others (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Servicing Assets at Amortized Value [Line Items]
Servicing Assets at Amortized Cost, Assumptions Used to Estimate Fair Value, Discount Rate	13.31%
Contractually Specified Servicing Fees, Amount	$ 633	$ 615	$ 604
Servicing Asset at Amortized Value, Balance [Roll Forward]
Balance at beginning of period	907	953	1,117
Additions	432	289	197
Amortization	(314)	(335)	(361)
Balance at end of period	1,025	907	953
Fair value of mortgage servicing assets	$ 2,075	1,852	1,909
Minimum [Member]
Servicing Assets at Amortized Value [Line Items]
Servicing Assets at Amortized Cost, Assumptions Used to Estimate Fair Value, Prepayment Speed	109.00%
Maximum [Member]
Servicing Assets at Amortized Value [Line Items]
Servicing Assets at Amortized Cost, Assumptions Used to Estimate Fair Value, Prepayment Speed	280.00%
Real estate: Residential - 1 to 4 family [Member]
Servicing Assets at Amortized Value [Line Items]
Aggregate of loans serviced for others	$ 235,828	$ 212,900	$ 209,756